Towd Point Mortgage Trust 2022-2

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2022-2 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of each of AMC Diligence, LLC (“AMC”) and Westcor Land Title Insurance Company (“Westcor”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID	Westcor Redacted Loan ID
7498805750	1868
7505773318	2297
7503491756	3176
7499671897	3331
7504403650	1915
7498236581	2080
7492772925	2161
7491162036	2122
7500715694	2132
7498950184	2204
7492238384	2088
7496813160	1900
7505543841	2307
7505659281	1881
7495902762	2203
7496198440	2085
7508714482	2159
7498027688	1896
7496382568	2048
7504831279	2144
7508188351	2214
7503645817	2391
7497063269	2539
7509121131	2573
7491838512	2658
7499820784	2808
7500079316	2932
7494534637	3003
7502833570	3009
3127
3154
3210
3238
3346
3453
3549
3595